Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other non-current assets
Prepayments on longterm assets (a)	¥ 31,379		¥ 11,354
Deposits for rental	17,582
Other noncurrent assets	¥ 48,961	$ 7,683	¥ 11,354